Cover Page	May 06, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 06, 2025
Entity Registrant Name	HYSTER-YALE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-54799
Entity Tax Identification Number	31-1637659
Entity Address, Address Line One	5875 Landerbrook Drive, Suite 300
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
City Area Code	(440)
Local Phone Number	449-9600
Entity Address, Postal Zip Code	44124-4069
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	HY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001173514
Amendment Flag	false
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 06, 2025